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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended                 March 31, 2004

Check here if Amendment  [ X ]                  Amendment No.:     2

         This Amendment (Check only one):       [   ]  is a restatement.
                                                [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:        Hale and Dorr Capital Management LLC
Address:     60 State Street
             Boston, MA 02109

Form 13F File Number:     028-03747

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:      Kimberly R. Clouse
Title:     President
Phone:     617-526-5873

Signature, place and date of signing:

/s/  Kimberly R. Clouse    Boston, Massachusetts              November 14, 2006

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:     55

Form 13F Information Table Value Total:     $44,220 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1.       028-06719                           Family Capital Trust Company  N.A.

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                      HALE AND DORR CAPITAL MANAGEMENT LLC
                           FORM 13F INFORMATION TABLE
                          QUARTER ENDED MARCH 31, 2004

       COLUMN 1                     COLUMN 2       COLUMN 3   COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
                                                               VALUE   SHARES/   SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
    NAME OF ISSUER               TITLE OF CLASS     CUSIP     (X1000)  PRN AMT   PRN CALL  DISCRETION MANAGERS  SOLE  SHARED  NONE

AFFILIATED COMPUTER SERVICES     Class A          008190100      418    8,050    SH          Sole              3,050   0      5,000
AIR PRODUCTS & CHEMICALS INC     COM              009158106      441    8,800    SH          Sole              8,800   0
ALLERGAN INC                     COM              018490102      724    8,600    SH          Sole              3,600   0      5,000
ALLSCRIPTS HEALTHCARE SOLUTION   COM              01988P108      949   97,817    SH          Sole             97,817   0
ALLTEL CORP                      COM              020039103      622   12,471    SH          Sole             12,471   0
ALTRIA GROUP INC                 COM              02209S103      289    5,300    SH          Sole              5,300   0
AMERICAN CAPITAL STRATEGIES      COM              024937104    1,114   33,512    SH          Sole             11,577   0     21,935
AMERICAN CAPITAL STRATEGIES      COM              024937104        6      185    SH          Other      1              0        185
ANADARKO PETE CORP               COM              032511107      327    6,312    SH          Sole              6,312   0
ARIAD PHARMACEUTICALS INC        COM              04033A100      716   75,000    SH          Sole             75,000   0
BAUSCH & LOMB INC                COM              071707103      702   11,708    SH          Sole             11,708   0
BERKSHIRE HATHAWAY INC           Class A          084670108    7,557       81    SH          Sole                 81   0
BIOMET INC                       COM              090613100      827   21,560    SH          Sole             21,560   0
BRISTOL MYERS SQUIBB             COM              110122108    1,162   47,951    SH          Sole             47,951   0
CABOT CORP                       COM              127055101    1,109   33,800    SH          Sole             33,800   0
CAREMARK RX INC                  COM              141705103      219    6,598    SH          Sole              6,598   0
CARNIVAL CORP                    COM              143658300      500   11,132    SH          Sole             11,132   0
CATERPILLAR INC                  COM              149123101    1,184   14,980    SH          Sole             14,980   0
CHUBB CORP                       COM              171232101    1,943   27,944    SH          Sole             27,944   0
CLEAR CHANNEL COMMUNICATIONS I   COM              184502102      244    5,750    SH          Sole              5,750   0
DOLLAR TREE STORES               COM              256747106      274    8,870    SH          Sole              8,870   0
EW SCRIPPS COMPANY CL A          COM              811054204      303    3,000    SH          Sole              3,000   0
FIRSTMERIT CORP                  COM              337915102      358   13,748    SH          Sole             13,748   0
GENUINE PARTS COMPANY            COM              372460105      262    8,015    SH          Sole              8,015   0
GLATFELTER                       COM              377316104      135   12,000    SH          Sole             12,000   0
GLAXOSMITHKLINE PLC-SPONS ADR    Spon ADR         37733W105    2,778   69,531    SH          Sole             69,531   0
GOLDMAN SACHS GROUP              COM              38141G104      248    2,375    SH          Sole              2,375   0
HARTFORD FINANCIAL SERVICES GR   COM              416515104      730   11,453    SH          Sole             11,453   0
ING PRIME RATE TRUST             SH Ben Int       44977w106      128   16,000    SH          Sole             16,000   0
ISHARES                          MSCI EAFE IDX    464287465      482    3,405    SH          Sole              3,405   0
ISHARES                          US TIPS BD FD    464287176      512    4,785    SH          Sole              4,785   0
JM SMUCKER COMPANY               COM              832696405      408    7,729    SH          Sole              7,729   0
LINCOLN NATIONAL CORP            COM              534187109      360    7,606    SH          Sole              7,606   0
LOWES COS INC                    COM              548661107      368    6,565    SH          Sole              6,565   0
MATTEL INC                       COM              577081102      205   11,096    SH          Sole             11,096   0
MAY DEPT STORES COMPANY          COM              577778103      270    7,800    SH          Sole              7,800   0
MEDCO HEALTH SOLUTIONS INC       COM              58405U102      362   10,637    SH          Sole             10,637   0
MORGAN STANLEY                   COM              617446448      473    8,254    SH          Sole              8,254   0
MOTOROLA INC                     COM              620076109      767   43,588    SH          Sole             43,588   0
NATIONAL CITY CORP               COM              635405103      250    7,023    SH          Sole              7,023   0
NEWMONT MINING CORP              COM              651639106      371    7,947    SH          Sole              7,947   0
NORFOLK SOUTHERN CORP            COM              655844108      517   23,415    SH          Sole             23,415   0
NSTAR                            COM              67019E107      208    4,101    SH          Sole              4,101   0
PPG INDUSTRIES INC               COM              693506107      414    7,100    SH          Sole              7,100   0
REUTERS GROUP PLC-SPONS ADR      COM              76132M102      204    4,761    SH          Sole              4,761   0
SCANA CORP                       COM              80589M102      568   16,068    SH          Sole             16,068   0
SHERWIN WILLIAMS COMPANY         COM              824348106      884   23,000    SH          Sole             23,000   0
ST PAUL TRAVELERS COMPANIES IN   COM              792860108      544   13,600    SH          Sole             13,600   0
STRYKER CORP                     COM              863667101      535    6,040    SH          Sole              6,040   0
TARGET CORP                      COM              87612E106      514   11,422    SH          Sole             11,422   0
TRIBUNE COMPANY                  COM              896047107      359    7,123    SH          Sole              7,123   0
UNION PACIFIC CORP               COM              907818108    1,003   16,770    SH          Sole             16,770   0
VAN KAMPEN SENIOR INCOME TRUST   COM              920961109      184   21,000    SH          Sole             21,000   0
WAINWRIGHT BANK & TRUST COMPAN   COM              930705108    5,181  346,770    SH          Sole                      0    346,770
WEYERHAEUSER COMPANY             COM              962166104    2,008   30,650    SH          Sole             30,650   0

                                                              44,220
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